INCOME TAX (Details 3) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Domestic				$ 0	$ 0
Deffered:
Domestic				0	0
Foreign				0	0
Provision for income taxes	$ 0	$ 0	$ 0	0	0
Foreign				$ 0	$ 0